Revenue and segment information (Information on sales to major customers) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information on sales to major customers [line items]
Revenue	¥ 169,446,338	¥ 174,009,401	¥ 169,550,624
External revenue [member]
Information on sales to major customers [line items]
Revenue	169,446,338	174,009,401	169,550,624
Total [member]
Information on sales to major customers [line items]
Revenue	¥ 169,446,338	¥ 174,009,401	¥ 169,550,624
Grid companies under common control of State Grid Corporation of China [member]
Information on sales to major customers [line items]
Proportion	77.00%	79.00%	76.00%
State Grid Shandong Electric Power Company [member]
Information on sales to major customers [line items]
Revenue	¥ 27,265,600	¥ 29,575,604	¥ 31,156,948
Proportion	16.00%	17.00%	18.00%